ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Cash and cash equivalents	0	1.9	0.4
Restricted cash	0	2.3	2.7
Accounts receivable	0	0.5	17.1
Inventories	0	0.6	5.4
Prepaids and other	0	0	0.5
Property, plant and equipment	2.9	24.7	25.8
Other assets	2.8	4.3	4.3
Assets held for sale	5.7	34.3	56.2
Accounts payable and accrued liabilities	0	15.2	14.8
Liabilities associated with assets held for sale	0	15.2	14.8